DERIVATIVES	12 Months Ended
Dec. 31, 2017
DERIVATIVES

14. DERIVATIVES

We enter into foreign currency forward and option contracts to offset the earnings impact that foreign exchange rate fluctuations would otherwise have on certain monetary liabilities that are denominated in nonfunctional currencies.

Cash Flow Hedging Instruments

We enter into foreign currency forward contracts that are designated as cash flow hedges. The settlement of these derivatives results in reclassifications from accumulated other comprehensive loss to earnings for the period in which the settlement of these instruments occurs. The maximum period for which we hedge our cash flow using these instruments is 12 months. Accordingly, at December 31, 2017, all of our open foreign currency forward contracts had maturities of one year or less. The total notional value of our foreign currency exchange contracts designated as cash flow hedges at December 31, 2017 was $29,500, and such contracts have varying terms expiring through September 2018.

The impact from foreign exchange derivative instruments designated as cash flow hedges was as follows:

Years Ended December 31,	2017	2016
Loss recorded in accumulated other comprehensive loss	$(961)	$(1,321)
Gain (loss) reclassified from accumulated other comprehensive loss into earnings	$(491)	$442

At December 31, 2017, we expected an estimated $962 pre-tax loss to be reclassified into earnings to reflect the fixed prices obtained from foreign exchange hedging within the next 12 months.

Derivatives Not Designated as Hedging Instruments

We have also entered into foreign currency forward and option contracts that are either not designated as hedges or did not qualify for hedge accounting. These derivative instruments were effective economic hedges for all of the periods presented. The fair value gains and losses on these contracts are recognized in earnings as a component of selling, general and administrative expenses. The total notional value of our foreign currency exchange contracts not designated as hedging instruments at December 31, 2017 was $11,200, and such contracts have varying terms expiring through August 2018.

We recognized (losses) gains of $(829), $(306) and $2,552 from foreign currency forward and option contracts not designated as hedging instruments in our consolidated statements of income for 2017, 2016 and 2015, respectively.

The following table summarizes the fair value of derivative instruments, which consist solely of foreign exchange contracts, included in other current assets and accrued expenses and other current liabilities in our consolidated balance sheets. See Note 15.

	Asset Derivatives		Liability Derivatives
December 31,	2017	2016	2017	2016
Derivatives designated as hedging instruments	$70	$227	$773	$35
Derivatives not designated as hedging instruments	180	14	184	4

Total derivative instruments	$250	$241	$957	$39